Cost of Services (Tables)	6 Months Ended
Jun. 30, 2024
Cost of Services [Abstract]
Schedule of Cost of Services
	Six months ended June 30, 2023	Six months ended June 30, 2024
	RM	RM	USD
Consultant fee	5,676,167	3,465,205	734,589
IT expenses	180,669	42,003	8,904
Training costs	192,398	47,635	10,098
Others	-	426,720	90,461
Total	6,049,234	3,981,563	844,052